Summary of Significant Accounting Policies - Summary of Account Receivable and Allowance for Credit Parenthetical (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Allowance for credit losses on accounts receivable other current assets and finance lease receivables recognised in income statement	¥ 3,812	¥ 0	¥ 833